PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
26.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2014	2015
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	20,374	427,156
Prepayments and other current assets	714	980
Amounts due from subsidiaries	-	21,743

Total current assets	21,088	449,879

Non-current assets:
Property and equipment, net	-	26
Long-term investments	59,035	46,364
Other non-current assets	6,434	3,182
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	1,079,628	1,044,567

Total non-current assets	1,145,097	1,094,139

Total assets	1,166,185	1,544,018

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other liabilities	435	2,365
Amounts due to subsidiaries and PRC Domestic Entities	133,141	-
Convertible senior notes	-	400,000

Total current liabilities	133,576	402,365

Non-current liabilities:
Convertible senior notes	400,000	287,887

Total non-current liabilities	400,000	287,887

Total liabilities	533,576	690,252

Commitments and contingencies

Shareholders’ equity:
Class A ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 58,364,924 shares and 70,736,679 shares issued and outstanding as of December 31, 2014 and 2015, respectively	7,495	9,110
Class B ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 24,336,650 shares and 24,336,650 shares issued and outstanding as of December 31, 2014 and 2015, respectively	3,124	3,124
Additional paid-in capital	101,072	478,391
Accumulated other comprehensive income (loss)	49,566	(10,364)
Retained earnings	471,352	373,505

Total shareholders’ equity	632,609	853,766

Total liabilities and shareholders’ equity	1,166,185	1,544,018

Condensed statements of comprehensive income (loss)

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$

Revenues	-	-	-
Cost of revenues	-	-	-
Gross profit	-	-	-
General and administrative (expenses) income	(460)	(867)	3,023

Operating (loss) income	(460)	(867)	3,023

Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	298,812	270,241	(6,254)
Interest income	-	3,303	260
Interest expenses	(566)	(11,033)	(12,108)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of US$821, nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively)	821	-	-
Other-than-temporary impairment on available-for-sale securities	-	(8,417)
Foreign exchange gain (loss)	2	(10)	(17)

Income (loss) before income taxes	298,609	253,217	(15,096)

Income tax expenses	-	-	-

Net income (loss)	298,609	253,217	(15,096)

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	20,150	(4,323)	(55,928)

Unrealized gain (loss) on available-for-sale securities	78	10,508	(4,002)
Reclassification adjustment for gain included in net income	(821)	-	-

Other comprehensive income (loss), net of tax	19,407	6,185	(59,930)
Comprehensive income (loss)	318,016	259,402	(75,026)

Condensed statements of cash flows

	2013	2014	2015
	US$	US$	US$

Net cash provided by (used in) operating activities	1,192	914	(4,718)
Net cash provided by (used in) investing activities	1,464	(118,045)	(78,196)
Net cash provided by (used in) financing activities	225,875	(101,442)	489,695
Net increase (decrease) in cash and cash equivalents	228,531	(218,573)	406,782
Cash and cash equivalents at beginning of year	10,416	238,947	20,374
Cash and cash equivalents at end of year	238,947	20,374	427,156

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, PRC Domestic Entities, and PRC Domestic Entities’ subsidiaries” and the subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries’ profit or loss as “Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries” on the condensed statements of comprehensive income (loss). The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.